LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 2,416,706	$ 536,398	$ 4,118,096	$ 14,799,264	$ 2,953,104	$ 18,917,360
Net cash used in operating activities					313,725	$ 2,483,389
Working capital	19,044,331				19,044,331
Accumulated deficit	70,319,873				70,319,873		$ 67,376,221
Cash	$ 953				$ 953